Equity Transactions (Details 4)	Mar. 31, 2025 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total outstanding warrants	9,600,564
Year 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total outstanding warrants
Year 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total outstanding warrants	3,518
Year 2027 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total outstanding warrants	36,100
Year 2028 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total outstanding warrants	727,273
Year 2029 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total outstanding warrants	1,155,000
Year 2030 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total outstanding warrants	7,678,673